CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (NARRATIVE) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I [Line Items]
Amount of registered capital, statutory reserves and restricted cash not available for distribution	$ 161.4	$ 153.4
VISIONCHINA MEDIA INC. [Member]
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I [Line Items]
Amount of registered capital, statutory reserves and restricted cash not available for distribution	$ 157.3	$ 153.4